Fair value measurement- Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets and liabilities [line items]
Transfers between Level 1 and Level 2 fair value measurements	$ 0
Transfers into Level 3 of fair value measurements	0
Transfers out of Level 3 of fair value measurements	$ 0
Interest rate used to discount cash flows relating to finance lease obligations	7.10%	6.90%
Decrease in discount rate	10.00%
Increase in fair value of contingent consideration payable	$ 8,000,000
Unquoted equity investments [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Average price earnings ratio for a competitor group	19.9	30.7
Non-marketability factor	30.00%	30.00%
Sensitivity analysis increase in average price earnings ratio in fair value of investments	$ 2,000,000	$ 2,000,000
Sensitivity analysis decrease in average price earnings ratio in fair value of investments	$ 2,000,000	$ 2,000,000
Sensitivity analysis increase in price-earnings ratio	10.00%	10.00%
Sensitivity analysis decrease in price-earnings ratio	10.00%	10.00%
Sensitivity analysis increase in net assets fair value of investments	$ 8,000,000	$ 7,000,000
Sensitivity analysis decrease in net assets fair value of investments	$ 8,000,000	$ 7,000,000
Sensitivity analysis increase in net assets percentage	10.00%	10.00%
Sensitivity analysis decrease in net assets percentage	10.00%	10.00%